Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2021	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 16, 2019
Related Party Transaction [Line Items]
Related party transaction, reimbursements				$ 98,000		$ 214,000
Due to related party					$ 42,000	117,000
Revolving Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Long-term debt					$ 0	235,100,000	$ 104,200,000
Virgin Enterprise Limited
Related Party Transaction [Line Items]
Royalties payable, percent	1.00%	1.00%	1.00%		1.00%
Royalties payable per quarter, minimum amount	$ 20,000	$ 60,000	$ 375,000	$ 60,000	$ 375,000
Accrued royalties					72,000
Royalty expense, prorated fee payable					12,000
Virgin Galactic Holdings, Inc.
Related Party Transaction [Line Items]
Related party transaction, reimbursements			1,000		91,000
Due to related party			$ 17,000		$ 42,000	$ 117,000